Material Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
MATERIAL RELATED PARTY TRANSACTIONS
27.	MATERIAL RELATED PARTY TRANSACTIONS

Name and relationship with related parties

During the years, transactions with the following parties are considered as related parties:

Name of related party	Relationship

CISG Holdings Limited	one of the shareholders

Fanhua Inc. and its subsidiaries	one of the owners beneficially owns 100% equity interests of CISG Holdings Limited

In 2017, the Chairman and Chief Executive Officer of the Group, Mr. Zhai Bin, entered into a loan agreement with the Group as lender with an amount of RMB5,010,800 with a daily market interest rate of 0.02%. The loan was settled in full in March 2018.

In May 2018, Jinghua Structured Fund 27, a VIE consolidated by the Group, was established with a contracted valid term for 10 years. Fanhua Inc. and its subsidiaries subscribed all of the senior units and intermediate units of Jinghua Structured Fund 27, which amounted to RMB115,000,000 and RMB23,000,000 respectively. The Group subscribed to all of the subordinated units of Jinghua Structured Fund 27 as well, which amounted to RMB15,350,000.

In 2018, Fanhua Inc. and its subsidiaries transferred all their senior units and intermediate units to a third party of the Group from May to July. As a result, amounts due to related parties is nil as of December 31, 2018. The total amount of interest expense of Jinghua Structured Fund 27 in 2018 is RMB6,308,306. As the result of the above transferring, interest expense paid to related parties is RMB610,405.

The Group did not have any related party transactions in the year ended December 31, 2020.